Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Acquisition of the six shopping centers
Intangible assets	$ 35,046
Six Shopping Centers Acquired [Member]
Acquisition of the six shopping centers
Land	73,415
Buildings	183,068
Tenant improvements	3,678
Intangible assets	35,046
Assets acquired	295,207
Less: Mortgage debt assumed	(173,013)
Less: Below-market leases	(14,300)
Net assets acquired	$ 107,894